CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 337,143	$ 563	$ 9,376